INTANGIBLE ASSETS - Summary of the Movement in the Net Book Value of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Intangible assets
Balance at beginning of the period	$ 2,168,000,000	[1]	$ 2,257,000,000
Additions	717,000,000		518,000,000
Disposals	(7,000,000)		(4,000,000)
Amortization charge for the year	(495,000,000)		(537,000,000)
Impairment	(299,000,000)
Translation adjustment	(230,000,000)		(66,000,000)
Balance at end of the period	1,854,000,000		2,168,000,000	[1]	$ 2,257,000,000
Impairment loss	858,000,000		66,000,000		204,000,000
Acquired intangible assets, not yet paid	100,000,000		92,000,000
Cost
Intangible assets
Balance at end of the period	5,827,000,000
Accumulated depreciation and impairment
Intangible assets
Balance at end of the period	(3,973,000,000)
Intangible assets
Intangible assets
Impairment loss	$ 299,000,000		$ 0		$ 14,000,000

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).